Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Intangible Assets, net
Goodwill
Goodwill balances and activity for the years ended December 31, 2023 and 2022 consisted of the following:

	Segment
	Fuel Distribution	Pipeline Systems	Terminals	Consolidated
Balance at December 31, 2021	$1,351	$—	$217	$1,568
Goodwill related to transmix processing and terminal acquisition	—	—	20	20
Goodwill related to Peerless acquisition	13	—	—	13
Balance at December 31, 2022	1,364	—	237	1,601
Other adjustments	(2)	—	—	(2)
Balance at December 31, 2023	$1,362	$—	$237	$1,599
During the fourth quarters of 2023, 2022 and 2021, we used qualitative factors to determine whether it was more likely than not (likelihood of more than 50%) that the fair value of a reporting unit exceeded its carrying amount. No goodwill impairment was identified for the reporting units as a result of these tests.
Intangible Assets, net
Gross carrying amounts and accumulated amortization for each major class of intangible assets, excluding goodwill, consisted of the following:

	December 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Indefinite-lived
Tradenames	$302	$—	$302	$302	$—	$302
Liquor licenses	12	—	12	12	—	12
Finite-lived
Customer relations including supply agreements	669	440	229	669	396	273
Other intangibles	8	7	1	8	7	1
Intangible assets, net	$991	$447	$544	$991	$403	$588
During the fourth quarters of 2023, 2022 and 2021, we performed the annual impairment tests on our indefinite-lived intangible assets. No impairments were recorded in 2023, 2022 and 2021.
Total amortization expense on finite-lived intangibles included in depreciation, amortization and accretion was $44 million, $48 million and $52 million for the years ended December 31, 2023, 2022 and 2021, respectively.
Customer relations and supply agreements have a remaining weighted average life of approximately 10 years.
As of December 31, 2023, the Partnership’s estimate of amortization for each of the five succeeding fiscal years and thereafter for finite-lived intangibles was as follows:

Amortization
2024	$34
2025	24
2026	24
2027	24
2028	24
Thereafter	100
Total	$230